Fair value of financial instruments - Sensitivity analysis of valuations using unobservable inputs (Details) - Level 3 - Derivatives - Recurring fair value measurement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	£ 727	£ 555
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(967)	(651)
Unfavourable changes, Equity	0	0
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	45	38
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(27)	(28)
Unfavourable changes, Equity	0	0
Non-asset backed loans
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	244	99
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(450)	(150)
Unfavourable changes, Equity	0	0
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	10	10
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(10)	(11)
Unfavourable changes, Equity	0	0
Other
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	53	44
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(64)	(62)
Unfavourable changes, Equity	0	0
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	119	51
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(155)	(79)
Unfavourable changes, Equity	0	0
Foreign exchange derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	16	20
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(22)	(28)
Unfavourable changes, Equity	0	0
Credit derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	79	112
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(71)	(103)
Unfavourable changes, Equity	0	0
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Favorable changes, Income statement	161	181
Favourable changes, Equity	0	0
Unfavourable changes, Income Statement	(168)	(190)
Unfavourable changes, Equity	£ 0	£ 0